SHARE CAPITAL (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
SHARE CAPITAL
Schedule of Stockholders Equity [Table Text Block]

	June 30, 2019		March 31, 2019
	Number of		Number of
	shares	$	shares	$
Exchangeable Shares
Balance beginning of year	196,799	197	295,146	295
Converted into common shares (a)	(40,560)	(41)	(98,347)	(98)
Balance at end of year	156,239	156	196,799	197
Common Shares
Balance at beginning of the year	3,661,838	3,661	1,368,856	1,369
Shares issued to exchangeable shareholders (a)	40,560	41	98,347	98
Shares issued on conversion of loans	—	—	2,194,133	2,194
Share consolidation rounding adjustment	—	—	502	—
Balance at end of the year	3,702,398	3,661	3,661,838	3,661
TOTAL SHARES	3,858,637	3,858	3,858,637	3,858
(a)	During the quarter ended June 30, 2019, 40,560 exchangeable shares were exchanged for common shares on a 1 for 1 basis in accordance with their terms. (March 31, 2019 – 98,347 shares)
(b)	On October 29, 2018, the Company completed a one-for-one hundred and fifty (1:150) reverse stock consolidation that has been reflected in all shares and per share amounts, warrants and options.

	March 31, 2019		March 31, 2018
	Number of shares	$	Number of shares	$
Exchangeable Shares
Balance beginning of year	295,146	295	319,396	319
Converted into common shares (d)	(98,347)	(98)	(24,250)	(24)
Balance at end of year	196,799	197	295,146	295
Common Shares
Balance at beginning of the year	1,368,856	1,369	325,901	326
Shares issued to exchangeable shareholders (d)	98,347	98	24,250	24
Shares issued on conversion of loans (b) (c)	2,194,133	2,194	985,370	986
Warrants exercised (a)	-	-	33,335	33
Share consolidation rounding adjustment	502	-	-	-
Balance at end of the year	3,661,838	3,661	1,368,856	1,369
TOTAL SHARES	3,858,637	3,858	1,664,002	1,664

(a)
During the year ended March 31, 2018, the Company consummated an offer to amend and exercise to its warrant holders, enabling them to exercise their outstanding warrants for $37.50 per share, and as a result, 33,335 common shares were issued for net proceeds of $1,125,038 (Note 12).

(b)
During the year ended March 31, 2018, the Company converted $9,058,708 of notes payable and interest into 985,370 common shares. Under the terms of this conversion the remaining $1,342,705 of principal and interest was required to be converted into 263,639 common shares, but they were unable to be issued as a result of the Company not having enough authorized shares. The $2,470,622 value of these shares at March 31, 2018 has been classified as a liability until the common shares can be issued. In addition, there was a $376,674 loss recorded in the year connected to the difference of the $2,847,296 market value of the shares at March 31, 2018 and the value of these shares which resulted on the conversion of notes payable, the exercise price of which was based on a 30-day VWAP. The fair value of these shares ($2,847,296), outstanding warrants ($1,394,164) and options ($1,451,393) at March 31, 2018 represented the $5,692,853 liability on the Company’s balance sheet.

(c)
During the year ended March 31, 2019, after the increase of the number of authorized shares to 500,000,000, the company issued the outstanding 263,639 common shares related to the March 31, 2018 promissory note conversion. In addition, there was a $2,048,697 gain recorded in the year connected to the difference of the market value of the shares, outstanding options and warrants at March 31, 2018 and their value at June 12, 2018, the time of the authorized share increase and share issuance. On July 20, 2018 the Company converted $4,708,306 of notes payable and interest into 683,395 common shares and on March 28, 2019 the Company converted $4,848,117 of notes payable and interest into 1,247,099 common shares. (Note 8)

(d)	During the year ended March 31, 2019, 98,347 exchangeable shares were exchanged for common shares on a 1 for 1 basis in accordance with their terms. (March 31, 2018 – 24,250 shares)

(e)	On October 29, 2018, the Company completed a one-for-one hundred and fifty to one (1:150) reverse stock consolidation that has been reflected in all shares and per share amounts, warrants and options.